Note 3 - Inventories - Inventory, Net (Details) - AUD ($)	Dec. 31, 2024	Dec. 31, 2023
Raw materials	$ 330,347	$ 261,753
Work in progress	611,170	273,965
Finished goods	5,368,183	4,094,925
Inventory, Gross	6,309,700	4,630,643
Provision for stock obsolescence	(723,834)	(252,710)
Inventory, Net	$ 5,585,866	$ 4,377,933